Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2016
Notes to Consolidated Financial Statements [Abstract]
Other Comprehensive Income (Loss)

20. Other Comprehensive Income (Loss)

The changes in the components of other comprehensive income (loss) for the years ended December 31, 2016, 2015, and 2014 are as follows:

	Pretax	Tax effect	Net, before non-controlling interests	Non-controlling interests	Other comprehensive income (loss), net of tax
Year ended December 31, 2014
Other comprehensive income (loss) relating to cash flow hedges:
Changes in fair value of cash flow hedges during the period	$(3.573)	$1.417	$(2.156)	$-	$(2.156)
Reclassification adjustments	29.120	(8.385)	20.735	-	20.735
Total other comprehensive income (loss) relating to cash flow hedges	25.547	(6.968)	18.579	-	18.579
Foreign currency translation adjustment	(415.703)	-	(415.703)	(6.086)	(421.789)
Defined benefit pension plans:
Actuarial (loss) gain on defined benefit pension plans	(232.308)	81.476	(150.832)	-	(150.832)
Reclassification adjustments	17.147	(6.347)	10.800	-	10.800
Total other comprehensive income (loss) relating to defined benefit pension plans	(215.161)	75.129	(140.032)	-	(140.032)
Other comprehensive income (loss)	$(605.317)	$68.161	$(537.156)	$(6.086)	$(543.242)

Year ended December 31, 2015
Other comprehensive income (loss) relating to cash flow hedges:
Changes in fair value of cash flow hedges during the period	$14.090	$(4.511)	$9.579	$-	$9.579
Reclassification adjustments	46.041	(12.557)	33.484	-	33.484
Total other comprehensive income (loss) relating to cash flow hedges	60.131	(17.068)	43.063	-	43.063
Foreign currency translation adjustment	(347.164)	-	(347.164)	(4.961)	(352.125)
Defined benefit pension plans:
Actuarial (loss) gain on defined benefit pension plans	47.209	(13.434)	33.775	-	33.775
Reclassification adjustments	34.625	(12.851)	21.774	-	21.774
Total other comprehensive income (loss) relating to defined benefit pension plans	81.834	(26.285)	55.549	-	55.549
Other comprehensive income (loss)	$(205.199)	$(43.353)	$(248.552)	$(4.961)	$(253.513)

Year ended December 31, 2016
Other comprehensive income (loss) relating to cash flow hedges:
Changes in fair value of cash flow hedges during the period	$(1.502)	$627	$(875)	$-	$(875)
Reclassification adjustments	29.297	(8.419)	20.878	-	20.878
Total other comprehensive income (loss) relating to cash flow hedges	27.795	(7.792)	20.003	-	20.003
Foreign currency translation adjustment	2.726	-	2.726	(1.446)	1.280
Defined benefit pension plans:
Actuarial (loss) gain on defined benefit pension plans	(32.275)	7.416	(24.859)	-	(24.859)
Reclassification adjustments	30.811	(11.398)	19.413	-	19.413
Total other comprehensive income (loss) relating to defined benefit pension plans	(1.464)	(3.982)	(5.446)	-	(5.446)
Other comprehensive income (loss)	$29.057	$(11.774)	$17.283	$(1.446)	$15.837

Changes in AOCI by component for the years ended December 31, 2016, 2015, and 2014 are as follows:

	Gain (Loss) related to cash flow hedges	Actuarial gain (loss) on defined benefit pension plans	Gain (Loss) related to foreign-currency translation	Total, before non-controlling interests	Non-controlling interests	Total
Balance at December 31, 2013	$(121.856)	$(141.987)	$(286.744)	$(550.587)	$825	$(549.762)
Other comprehensive income (loss) before reclassifications	(2.156)	(150.832)	(415.703)	(568.691)	(6.086)	(574.777)
Amounts reclassified from AOCI	20.735	10.800	-	31.535	-	31.535
Other comprehensive income (loss) after reclassifications	18.579	(140.032)	(415.703)	(537.156)	(6.086)	(543.242)
Balance at December 31, 2014	$(103.277)	$(282.019)	$(702.447)	$(1.087.743)	$(5.261)	$(1.093.004)
Other comprehensive income (loss) before reclassifications	9.579	33.775	(347.164)	(303.810)	(4.961)	(308.771)
Amounts reclassified from AOCI	33.484	21.774	-	55.258	-	55.258
Other comprehensive income (loss) after reclassifications	43.063	55.549	(347.164)	(248.552)	(4.961)	(253.513)
Balance at December 31, 2015	$(60.214)	$(226.470)	$(1.049.611)	$(1.336.295)	$(10.222)	$(1.346.517)
Other comprehensive income (loss) before reclassifications	(875)	(24.859)	2.726	(23.008)	(1.446)	(24.454)
Amounts reclassified from AOCI	20.878	19.413	-	40.291	-	40.291
Other comprehensive income (loss) after reclassifications	20.003	(5.446)	2.726	17.283	(1.446)	15.837
Balance at December 31, 2016	$(40.211)	$(231.916)	$(1.046.885)	$(1.319.012)	$(11.668)	$(1.330.680)

Reclassifications out of AOCI for the years ended December 31, 2016, 2015, and 2014 are as follows:

Details about AOCI Components	Amount of (Gain) Loss reclassified from AOCI in Income			Location of (Gain) Loss reclassified from AOCI in Income
	2016	2015	2014
(Gain) Loss related to cash flow hedges
Interest rate contracts	$29.150	$28.355	$26.571	Interest income/expense
Foreign exchange contracts	147	17.686	2.549	Costs of Revenue
	29.297	46.041	29.120	Total before tax
	(8.419)	(12.557)	(8.385)	Tax expense or benefit
	$20.878	$33.484	$20.735	Net of tax

Actuarial (Gain) Loss on defined benefit pension plans
Amortization of unrealized (gain) loss	$30.811	$34.625	$17.147	(1)
	30.811	34.625	17.147	Total before tax
	(11.398)	(12.851)	(6.347)	Tax expense or benefit
	$19.413	$21.774	$10.800	Net of tax
Total reclassifications for the period	$40.291	$55.258	$31.535	Net of tax

(1) Included in the computation of net periodic pension cost (see Note 10 for additional details).